SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of geographical areas [abstract]
SEGMENTED INFORMATION [Text Block]

10. SEGMENTED INFORMATION

The Company operates in one reportable segment, being the acquisition and exploration of mineral property interests in Mexico.

Geographical segmented information is presented as follows:

	Canada	Mexico	Total
Comprehensive loss

2019
Net loss for the year	$3,112,075	$56,156,784	$59,268,859

2018 - Restated (note 3)
Net loss for the year	$5,395,830	$14,429,484	$19,825,314

Non-current assets and liabilities

December 31, 2019
Taxes receivable	$-	$6,461,327	$6,461,327
Deposits	$93,553	$-	$93,553
Property and equipment	$535,159	$2,261,735	$2,796,894
Exploration and evaluation assets	$-	$5,489,773	$5,489,773

December 31, 2018 - Restated (note 3)
Taxes receivable	$-	$3,877,934	$3,877,934
Deposits	$70,553	$-	$70,553
Property and equipment	$10,053	$1,292,831	$1,302,884
Exploration and evaluation assets	$-	$5,188,375	$5,188,375